Interest Expenses, Net (Details) - Schedule of interest expenses - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Interest Expenses [Abstract]
Interest expense	$ 499,746	$ 451,689	$ 261,899
Interest income	(26,658)	(34,041)	(15,936)
Total interest expense, net	$ 473,088	$ 417,648	$ 245,963